Equity accounted investment - continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net investment beginning	$ 1,487	$ 2,862
Net income/(loss) from equity accounted investments	53	164	$ 291
Acqusitions and increase in paid in capital	995	188
Dividends and other distributions	(141)	(273)
Other comprehensive income / (loss)	21	(10)
Divestments, derecognition and decrease in paid in capital	(147)	(1,444)
Net investment ending	2,270	1,487	$ 2,862
Included in equity accounted investments [member]
Disclosure of associates [line items]
Net investment beginning	1,441
Net investment ending	2,262	1,441
Other long-term receivable in equity accounted investments [member]
Disclosure of associates [line items]
Net investment beginning	46
Net investment ending	8	$ 46
Other equity accounted investments [Member]
Disclosure of associates [line items]
Net investment ending	$ 600